Offerings	Mar. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $1.00 per share
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary shares, no par value
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1) Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2) We are registering an indeterminate number of shares of common stock, shares of preferred stock and principal amount of debt securities as may be issued, including upon conversion, exchange or exercise, as applicable, of any preferred stock, debt securities, warrants or purchase units or settlement of any subscription rights or purchase contracts, including such shares of common stock or preferred stock as may be issued pursuant to anti-dilution adjustments determined at the time of offering.
(3) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.